Acquisition of Delaware Bancshares, Inc. (Proforma) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net interest income	$ 34,908	$ 28,590	$ 24,521
Non-interest Income	6,911	5,179	4,699
Net income	$ 8,198	$ 6,711	$ 5,908
Earnings Per Share, Basic	$ 1.32	$ 1.16	$ 1.07
Earnings Per Share, Diluted	$ 1.31	$ 1.15	$ 1.07
Parent Company [Member]
Business Acquisition [Line Items]
Net income	$ 8,198	$ 6,711	$ 5,908
Delaware Bancshares, Inc. [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Net interest income	34,908	37,199
Non-interest Income	6,911	6,487
Net income	$ 8,198	$ 3,588
Earnings Per Share, Basic	$ 1.32	$ 0.58
Earnings Per Share, Diluted	$ 1.31	$ 0.58